Formation and Nature of Business (Details) - Class A Common Stock [Member] - Manscaped Holdings, LLC [Member] $ / shares in Units, $ in Millions	1 Months Ended
Nov. 22, 2021 USD ($) $ / shares
Formation and Nature of Business (Details) [Line Items]
Aggregate purchase price | $	$ 75
Purchase price per share | $ / shares	$ 9.2